Impairment test on Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2022
Impairment test on Property, plant and equipment
Schedule of Oil Price Scenarios Used in Impairment Testing

Table Oil price scenarios (a):

	Amounts in US$ per Bbl.
				Weighted market price
				used for the
Year	Low price (15%)	Middle price (60%)	High price (25%)	impairment test
2023	83.22	92.47	101.71	93.39
2024	60.57	67.30	74.03	67.97
2025	62.02	68.91	75.80	69.60
2026	63.51	70.57	77.62	71.27
Over 2027	65.03	72.26	79.49	72.98
(a)	The percentages indicated between brackets represent the Group estimation regarding each price scenario.

Schedule of Impairment Loss were (Recognized) Reversed

Amounts in US$‘000	2022	2021	2020
Chile (a)	—	(17,641)	(81,967)
Brazil (b)	—	—	(1,717)
Argentina (c)	—	13,307	(16,205)
Peru (d)	—	—	(33,975)
	—	(4,334)	(133,864)
(a)	Recognition of impairment loss in the Fell Block due to the decline in the proved reserves estimation in 2021 and the commercial viability has been decreased significantly as a consequence of the lower crude prices relative to its high cash costs of production in 2020.
(b)	Recognition of impairment loss in the REC-T-128 Block due to the fair value less cost to sale determined in the context of the farm-out process described in Note 36.2.2.
(c)	Reversal of impairment loss in the Aguada Baguales and El Porvenir Blocks in 2021 due to the known market price of the blocks in the context of the transaction described in Note 36.3.1. Recognition of impairment loss in the Aguada Baguales and El Porvenir Blocks in 2020 due to the commercial viability has been decreased significantly as a consequence of the lower crude prices relative to its high cash costs of production, which also led to reduced estimates of the quantities of hydrocarbons recoverable.
(d)	Recognition of impairment loss in the Morona Block due to the situation described in Note 36.4.1.